Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Detailed information on intangible assets
Research and development expense	€ 55,760	€ 49,673
Depreciation and amortisation expense	411,605	414,166
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 2,428	€ 2,066